PREPAYMENTS AND OTHER ASSETS (CURRENT)	12 Months Ended
Jun. 30, 2019
PREPAYMENTS AND OTHER ASSETS (CURRENT)
PREPAYMENTS AND OTHER ASSETS (CURRENT)

13.PREPAYMENTS AND OTHER ASSETS (CURRENT)

	2019	2018
	A$	A$
Prepayments	159,844	139,767
Inventories at the lower of cost and net realizable value	31,865	59,007
Performance bond and deposits	53,456	3,505
Total current prepayments and other assets	245,165	202,279